Impaired Loans (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	$ 58		$ 58		$ 83	$ 3,148
Unpaid Principal Balance	58		58		83	3,148
Specific Allowance	0		0		73	11
Average Investment in Impaired Loans	59	$ 131	60	$ 128	90	3,118
Interest Income Recognized	2	1	2	5	12	150
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	577		577		619	1,178
Unpaid Principal Balance	577		577		727	1,286
Specific Allowance	75		75		0	108
Average Investment in Impaired Loans	1,004	1,297	1,004	1,323	1,027	1,762
Interest Income Recognized	2	9	6	17	27	69
Residential
Financing Receivable, Impaired [Line Items]
Recorded Balance	0		0		0
Unpaid Principal Balance	0		0		0
Specific Allowance	0		0		0
Average Investment in Impaired Loans	0	0	0	0
Interest Income Recognized	0	0	0	0
Installment
Financing Receivable, Impaired [Line Items]
Recorded Balance	98		98		306	326
Unpaid Principal Balance	98		98		306	326
Specific Allowance	0		0		0	0
Average Investment in Impaired Loans	99	463	100	477	312	328
Interest Income Recognized	1	3	2	3	3	15
Loans without a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	324		324		598	3,959
Unpaid Principal Balance	324		324		706	4,067
Specific Allowance	0		0		0	0
Average Investment in Impaired Loans	741	1,402	742	1,430	1,037	4,434
Interest Income Recognized	4	7	9	10	21	198
Loans without a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	58		58		83	2,975
Unpaid Principal Balance	58		58		83	2,975
Specific Allowance	0		0		0	0
Average Investment in Impaired Loans	59	131	60	128	90	2,930
Interest Income Recognized	2	1	2	2	5	142
Loans without a specific valuation allowance | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	168		168		209	658
Unpaid Principal Balance	168		168		317	766
Specific Allowance	0		0		0	0
Average Investment in Impaired Loans	583	808	582	825	635	1,176
Interest Income Recognized	1	3	5	5	13	43
Loans without a specific valuation allowance | Residential
Financing Receivable, Impaired [Line Items]
Recorded Balance	0		0		0
Unpaid Principal Balance	0		0		0
Specific Allowance	0		0		0
Average Investment in Impaired Loans	0	0	0	0
Interest Income Recognized	0	0	0	0
Loans without a specific valuation allowance | Installment
Financing Receivable, Impaired [Line Items]
Recorded Balance	98		98		306	326
Unpaid Principal Balance	98		98		306	326
Specific Allowance	0		0		0	0
Average Investment in Impaired Loans	99	463	100	477	312	328
Interest Income Recognized	1	3	2	3	3	13
Loans with a specific valuation allowance
Financing Receivable, Impaired [Line Items]
Recorded Balance	409		409		410	693
Unpaid Principal Balance	409		409		410	693
Specific Allowance	75		75		73	119
Average Investment in Impaired Loans	421	489	422	498	392	774
Interest Income Recognized	1	6	1	15	21	36
Loans with a specific valuation allowance | Commercial
Financing Receivable, Impaired [Line Items]
Recorded Balance	0		0		0	173
Unpaid Principal Balance	0		0		0	173
Specific Allowance	0		0		0	11
Average Investment in Impaired Loans	0	0	0	0	0	188
Interest Income Recognized	0	0	0	3	7	8
Loans with a specific valuation allowance | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Balance	409		409		410	520
Unpaid Principal Balance	409		409		410	520
Specific Allowance	75		75		73	108
Average Investment in Impaired Loans	421	489	422	498	392	586
Interest Income Recognized	1	6	1	12	14	26
Loans with a specific valuation allowance | Residential
Financing Receivable, Impaired [Line Items]
Recorded Balance	0		0		0
Unpaid Principal Balance	0		0		0
Specific Allowance	0		0		0
Average Investment in Impaired Loans	0	0	0	0
Interest Income Recognized	0	0	0	0
Loans with a specific valuation allowance | Installment
Financing Receivable, Impaired [Line Items]
Recorded Balance	0		0		0	0
Unpaid Principal Balance	0		0		0	0
Specific Allowance	0		0		0	0
Average Investment in Impaired Loans	0	0	0	0	0	0
Interest Income Recognized	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2